CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	7 Months Ended
Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Common stock Issued for cash par value	$ 1